Share-based compensation (Details 1) - Restricted Stock Units (RSUs)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Number of RSUs
Nonvested at January 1, 2015 | shares	300,000
Granted | shares	0
Forfeited | shares	0
Vested | shares	(300,000)
Nonvested at December 31, 2015 | shares	0
Weighted average grant date fair value
Nonvested at January 1, 2015 | $ / shares	$ 1.43
Granted | $ / shares	0
Forfeited | $ / shares	0
Vested | $ / shares	1.43
Nonvested at December 31, 2015 | $ / shares	$ 0